                        THE PAUL REVERE VARIABLE ANNUITY

                           CONTRACT ACCUMULATION FUND

                                  Annual Report

                                December 31, 2001






               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

                            Worcester, Massachusetts

Board Of Managers
The Accumulation Fund
Donald Boggs, Chairman
Gordon T. Miller, Vice Chairman
Joan Sadowsky
William J. Short
David G. Fussell


               The Paul Revere Variable Annuity Insurance Company
                         Worcester, Massachusetts 01608

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.



                                                                   Annual Report
                                                               December 31, 2001

To Our Contract Owners and Participants:

Financial markets in 2001 struggled through one of the worst performance periods in recent memory. The U.S. economy's unprecedented 10-year period of economic expansion came to a close. The events of September 11th will be remembered as the year's defining moment from both an economic and human perspective. Leading up to this tragic day, however, the market was struggling amid weakened economic indicators and depressed corporate profits. The initial weeks following the terrorist attacks saw considerable market volatility, investor uncertainty, and surging trading volumes. Yet, the resiliency of the financial markets, coupled with decisive action by worldwide central banks, helped prevent further financial deterioration. Interest rate cuts by the U.S. Federal Reserve (11 in 2001), as well as fiscal stimulus and liquidity injections, helped investors regain confidence shortly after the attacks.

2001 marked a return to recession for the U.S. economy. Almost all economic indicators weakened for the year. Most notably, the GDP growth rate in the third quarter was (1.3%) and the unemployment rate increased from a thirty-year low of 3.9% in October 2000 to 5.8% in December 2001. However, recent economic data indicate that the long decline in the manufacturing sector may be approaching an end and the pace of job losses appears to be slowing. Other factors supporting an economic recovery in 2002 include declining energy prices and stronger consumer and business sentiment concerning the future.

On a total return basis the Qualified Fund and Non-Qualified Fund underperformed both the S&P and Russell 1000 Growth Index for the year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund declined 25.4% and 28.1%, respectively, for the year.

Despite the many market challenges of 2001, we believe that economic fundamentals remain strong and that the U.S. economy is poised to enter a period of recovery in 2002. While the U.S. stock market has performed strongly over the most recent quarter, we would caution that economic recovery is more likely to come later in 2002.

                                     Sincerely,


                                     /s/ Susan N. Roth
                                     -----------------------------------
                                     Susan N. Roth, Secretary, Board of Managers
                                     The Paul Revere Variable Annuity Contract
                                      Accumulation Fund
                                     Vice President, Corporate Secretary and
                                      Assistant General Counsel
                                     The Paul Revere Variable Annuity Company

The Paul Revere Variable Annuity Contract Accumulation Fund
Audited Financial Statements

December 31, 2001

Report of Independent Auditors.........................................  1
Statements of Assets and Liabilities...................................  2
Statements of Changes in Net Assets....................................  3
Statements of Operations...............................................  4
Schedule of Investments................................................  5
Supplementary Information..............................................  8
Notes to Financial Statements.......................................... 10

                           [ERNST & YOUNG LETTERHEAD]



                         REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of The Paul Revere
Variable Annuity Insurance Company and the Board of
Managers of The Paul Revere Variable Annuity Contract
Accumulation Fund of The Paul Revere Variable Annuity
Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-qualified Portfolios) as of December 31, 2001 and 2000, including the statement of investments as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2001, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 and 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2001 and 2000, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2001, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                      ERNST & YOUNG LLP


Chattanooga, Tennessee
January 25, 2002

Statements of Assets and Liabilities


                                                                                          December 31,
                                                                  2001              2000             2001               2000
                                                                Series Q          Series Q         Series N           Series N
                                                               (Qualified)       (Qualified)    (Non-Qualified)    (Non-Qualified)
                                                               -----------       -----------    ---------------    ---------------
ASSETS

Investments in securities at market value
    (Cost: Series Q 2001-$13,921,609; 2000-$20,077,006)
    (Cost: Series N 2001-$  2,774,315; 2000-$  4,674,791)
    (see Statement of Investments)                            $13,449,948      $22,259,362          $2,682,755        $5,229,948
Cash                                                                1,289                -                   -            39,817
Dividends and interest receivable                                   6,086            7,689               1,118             1,502
Receivable for investments sold                                   985,193          342,649             209,015            79,594
                                                              -----------      -----------          ----------        ----------
       Total assets                                            14,442,516       22,609,700           2,892,888         5,350,861
                                                              -----------      -----------          ----------        ----------

LIABILITIES

Payable for investments purchased                               1,470,596          396,183             327,866            90,197
Payable to The Paul Revere Variable Annuity
    Insurance Company                                             156,015          119,038              67,538           257,970
Other liabilities                                                       -           59,027               5,319                 -
                                                              -----------      -----------          ----------        ----------
      Total liabilities                                         1,626,611          574,248             400,723           348,167
                                                              -----------      -----------          ----------        ----------

TOTAL NET ASSETS                                              $12,815,905      $22,035,452          $2,492,165        $5,002,694
                                                              ===========      ===========          ==========        ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner                        $ 9,482,446      $17,075,419          $1,179,448        $2,890,209
Currently payable contracts                                     3,333,459        4,960,033           1,312,717         2,112,485
                                                              -----------      -----------          ----------        ----------
      Total net assets                                        $12,815,905      $22,035,452          $2,492,165        $5,002,694
                                                              ===========      ===========          ==========        ==========


ACCUMULATION UNITS OUTSTANDING                                    924,860        1,186,884             182,247           263,120
                                                              ===========      ===========          ==========        ==========

NET ASSET VALUE PER ACCUMULATION UNIT                         $    13.857      $    18.566          $   13.675        $   19.013
                                                              ===========      ===========          ==========        ===========

















See accompanying notes to financial statements.

Statements of Changes in Net Assets



                                                                                            For the years ended December 31,
                                                                                     2001              2000               1999
                                                                                    Series Q         Series Q            Series Q
                                                                                   (Qualified)      (Qualified)        (Qualified)
                                                                                   -----------      -----------        -----------

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                              $    (143,177)     $  (287,539)      $   (276,056)
Net realized gain (loss) on investments                                             (2,319,462)       5,865,290          5,429,040
Net increase (decrease) in unrealized appreciation of investments                   (2,654,017)      (7,428,521)         2,529,347
                                                                                 --------------     -----------       ------------
       Increase (decrease) in net assets from operations                            (5,116,656)      (1,850,770)         7,682,331
Contract receipts:
Gross purchase payments received                                                        14,849           47,877             44,524
Deductions from purchase payments                                                          108              147              2,074
                                                                                 --------------     -----------       ------------
       Net purchase payments received                                                   14,741           47,730             42,450
Payments to contract owners:
Annuity payments to contract owners                                                    433,639          568,973            546,059
Terminations and withdrawals to contract owners                                      3,683,993        3,593,697          5,403,945
                                                                                 -------------      -----------       ------------
       Total payments to contract owners                                             4,117,632        4,162,670          5,950,004
                                                                                 -------------      -----------       ------------
       Net contract payments to contract owners                                     (4,102,891)      (4,114,940)        (5,907,554)
Other increases                                                                              -                -            282,977
                                                                                 -------------      -----------       ------------
       Total increase (decrease) in net assets                                      (9,219,547)      (5,965,710)         2,057,754

NET ASSETS

Beginning of year                                                                   22,035,452       28,001,162         25,943,408
                                                                                 -------------      -----------       ------------
End of year                                                                      $  12,815,905      $22,035,452       $ 28,001,162
                                                                                 =============      ===========       ============


                                                                                            For the years ended December 31,
                                                                                     2001              2000              1999
                                                                                    Series N         Series N           Series N
                                                                                 (Non-qualified)  (Non-qualified)    (Non-qualified)
                                                                                 ---------------  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                              $     (37,748)     $   (82,533)      $    (82,825)
Net realized gain (loss) on investments                                               (564,353)       1,514,763          1,790,732
Net increase (decrease) in unrealized appreciation of investments                     (646,717)      (1,922,431)           505,981
                                                                                 -------------      -----------       ------------
       Increase (decrease) in net assets from operations                            (1,248,818)        (490,201)         2,213,888
Contract receipts:
Gross purchase payments received                                                           215              916              6,249
Deductions from purchase payments                                                           13                -                246
                                                                                 -------------      -----------       -------------
       Net purchase payments received                                                      202              916              6,003
Payments to contract owners:
Annuity payments to contract owners                                                    230,266          340,098            267,038
Terminations and withdrawals to contract owners                                      1,031,647        1,280,727          2,222,991
                                                                                 -------------      -----------       ------------
       Total payments to contract owners                                             1,261,913        1,620,825          2,490,029
                                                                                 -------------      -----------       ------------
       Net contract payments to contract owners                                     (1,261,711)      (1,619,909)        (2,484,026)
Other increases                                                                              -                -            199,344
                                                                                 -------------      -----------       ------------
       Total decrease in net assets                                                 (2,510,529)      (2,110,110)           (70,794)

NET ASSETS

Beginning of year                                                                    5,002,694        7,112,804          7,183,598
                                                                                 -------------      -----------       ------------
End of year                                                                      $   2,492,165      $ 5,002,694       $  7,112,804
                                                                                 =============      ===========       ============


See accompanying notes to financial statements.

Statements of Operations

                                                                                            For the years ended December 31,
                                                                                      2001              2000              1999
                                                                                    Series Q         Series Q           Series Q
                                                                                   (Qualified)      (Qualified)        (Qualified)
                                                                                   -----------      -----------        -----------
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                                      $     87,612     $    102,385        $   122,168
   Interest                                                                             15,297           28,587             19,589
                                                                                  ------------     ------------        -----------
      Total income                                                                     102,909          130,972            141,757
                                                                                  ------------     ------------        -----------

Expenses:
   Mortality and expense risk fees                                                     155,791          270,607            270,142
   Investment management and advisory service fees                                      77,895          135,304            135,071
   Professional services                                                                12,400           12,600             12,600
                                                                                  ------------     ------------        -----------
      Total expenses                                                                   246,086          418,511            417,813
                                                                                  ------------     ------------        -----------

Net investment loss                                                                   (143,177)        (287,539)          (276,056)

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS

Net realized gain (loss) on investments sold                                        (2,319,462)       5,865,290          5,429,040
Net increase (decrease) in unrealized appreciation of investments                   (2,654,017)      (7,428,521)         2,529,347
                                                                                  ------------     ------------        -----------
Net realized and unrealized gain (loss) on investments                              (4,973,479)      (1,563,231)         7,958,387
                                                                                  ------------     ------------        -----------
Increase (decrease) in net assets from operations                                 $ (5,116,656)    $ (1,850,770)       $ 7,682,331
                                                                                  ============     ============        ===========


                                                                                            For the years ended December 31,
                                                                                     2001              2000              1999
                                                                                    Series N         Series N           Series N
                                                                                 (Non-qualified)  (Non-qualified)    (Non-qualified)
                                                                                 ---------------  ---------------    ---------------
INVESTMENT INCOME (LOSS)

Income:
   Dividends                                                                      $     19,081     $     25,370        $    32,459
   Interest                                                                              2,028              286                105
                                                                                  ------------     ------------        -----------
      Total income                                                                      21,109           25,656             32,564
                                                                                  ------------     ------------        -----------

Expenses:
   Mortality and expense risk fees                                                      34,278           67,086             71,886
   Investment management and advisory service fees                                      17,139           33,543             35,943
   Professional services                                                                 7,440            7,560              7,560
                                                                                  ------------     ------------        -----------
      Total expenses                                                                    58,857          108,189            115,389
                                                                                  ------------     ------------        -----------

Net investment loss                                                                    (37,748)         (82,533)           (82,825)

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS

Net realized gain (loss) on investments sold                                          (564,353)       1,514,763          1,790,732
Net increase (decrease) in unrealized appreciation of investments                     (646,717)      (1,922,431)           505,981
                                                                                  ------------     ------------        -----------
Net realized and unrealized gain (loss) on investments                              (1,211,070)        (407,668)         2,296,713
                                                                                  ------------     ------------        -----------
Increase (decrease) in net assets from operations                                 $ (1,248,818)    $   (490,201)       $ 2,213,888
                                                                                  ============     ============        ===========


See accompanying notes to financial statements.

Schedule of Investments
December 31, 2001


                                                   Series Q (Qualified)                              Series N (Non-Qualified)
                                                   --------------------                              ------------------------
Securities of                          Number                                 % of     Number                                % of
Unaffiliated Companies                   of                       Market       Net       of                      Market      Net
                                       Shares        Cost         Value      Assets    Shares       Cost         Value      Assets
                                      ---------  ------------  -----------  --------- ---------  -----------  -----------  --------
Common Stocks

Broadcasting
AOL Time Warner, Inc.  *                 6,390    $  260,672   $  205,119                  930    $  38,118    $  29,853
Charter Communications, Inc.  *          9,530       198,106      156,578                1,920       40,099       31,546
Clear Channel Communications,            3,640       183,636      185,312                  810       40,503       41,237
  Inc.  *
Fox Entertainment Group, Inc.  *         6,490       143,810      172,180                1,210       26,981       32,101
Viacom, Inc. Class B  *                  7,160       306,514      316,114                1,416       61,411       62,516
                                                  ----------   ----------                         ---------    ---------
                                                   1,092,738    1,035,303      8.08%                207,112      197,253      7.91%
                                                  ----------   ----------                         ---------    ---------

Computer Software - PC

Microsoft Corporation  *                 4,870       301,013      322,735      2.52%     1,000       62,984       66,270      2.66%
                                                  ----------   ----------                         ---------    ---------

Computer Software - Systems

Adobe Systems, Inc.                      2,330        90,553       72,347                  450       17,405       13,973
Affiliated Computer Services               730        24,724       77,475                  160        6,965       16,981
  Class A  *
Ascential Software Corporation  *           69             0          279
Automatic Data Processing Inc.           4,440       225,365      261,516                  950       49,308       55,955
BISYS Group, Inc. (The)  *               2,230        69,132      142,698                  450       13,345       28,795
Cadence Design Systems, Inc.  *          3,840        83,707       84,173                  880       19,208       19,290
Cisco Systems, Inc.  *                   7,020       323,112      127,132                1,500       71,268       27,165
Comverse Technology, Inc.  *             3,330        89,897       74,492                  690       19,843       15,435
EMC Corporation  *                       1,830        50,414       24,595                  370       12,318        4,973
First Data Corporation                   2,520       127,658      197,694                  500       25,594       39,225
Lexmark International, Inc.  *           2,780       145,958      164,020                  540       27,516       31,860
Oracle Corporation  *                   15,200       220,914      209,912                3,110       46,073       42,949
PeopleSoft, Inc.  *                      2,540        91,114      102,108                  500       18,165       20,100
Rationale Software Corporation  *        4,730       146,371       92,235                  980       29,239       19,110
Siebel Systems, Inc.  *                  1,020        30,608       28,540                  260        8,891        7,275
Sun Microsystems, Inc.  *                7,920       127,923       97,733                1,550       24,694       19,127
SunGard Data Systems, Inc.  *            3,960       102,723      114,563                  840       21,907       24,301
Synopsys, Inc.  *                          510        26,514       30,126
VeriSign, Inc.  *                        3,236       225,244      123,097                  708       51,220       26,932
Veritas Software Corporation  *          4,665       242,767      209,085                  930       55,072       41,683
                                                  ----------   ----------                         ---------    ---------
                                                   2,444,698    2,233,820     17.43%                518,031      455,129     18.26%
                                                  ----------   ----------                         ---------    ---------

Consumer Goods & Services

Cendant Corporation  *                   1,720        28,759       33,729                  330        5,494        6,471
Concord EFS, Inc.  *                     5,070       128,008      166,195                1,290       32,732       42,286
Gillette Company (The)                   3,860       110,017      128,924                  550       15,822       18,370
International Paper Company              1,830        70,015       73,841                  330       12,554       13,316
NIKE, Inc.                               1,620        76,903       91,109                  220       10,414       12,373
Tyco International, Ltd.                 7,112       138,810      418,897                1,450       28,893       85,405
United Parcel Service, Inc.                710        37,374       38,695                  110        5,850        5,995
                                                  ----------   ----------                         ---------    ---------
                                                     589,886      951,390      7.42%                111,759      184,216      7.39%
                                                  ----------   ----------                         ---------    ---------
Electrical Equipment
General Electric Company                 3,180       145,128      127,454      0.99%       260       11,259       10,421      0.42%
                                                  ----------   ----------                         ---------    ---------

Electronics
Analog Devices, Inc.  *                  4,710       230,872      209,077                1,070       50,771       47,497
Applera Corporation                      6,400       215,400      251,328                1,300       40,891       51,051
Dell Computer Corporation  *             3,350        70,791       91,053                  680       14,602       18,482
                                                  ----------   ----------                         ---------    ---------
                                                     517,063      551,458      4.30%                106,264      117,030      4.69%
                                                  ----------   ----------                         ---------    ---------


See accompanying notes to financial statements.

December 31, 2001

                                                     Series Q (Qualified)                            Series N (Non-Qualified)
                                                     --------------------                            ------------------------

                                           Number                                 % of      Number                            % of
                                             Of                      Market       Net         Of                  Market       Net
                                           Shares        Cost        Value       Assets     Shares      Cost      Value       Assets
                                           ------        ----        ------      ------     ------      ----      ------      ------
Energy
Anadarko Petroleum Corporation             2,230    $  104,965    $ 126,775                  440  $   21,019    $  25,014
Dynegy Inc.                                1,580        71,851       40,290                  260      11,907        6,630
El Paso Corporation                        2,990       198,864      133,384                  600      38,744       26,766
GlobalSantaFe Corporation                  5,140       211,441      146,593                1,040      41,962       29,661
Noble Drilling Corporation  *              2,120        83,517       72,165                  440      17,596       14,978
TotalFinaElf S.A. - ADR                    1,320        93,302       92,717                  260      18,334       18,262
                                                    ----------    ---------                       ----------    ---------
                                                       763,940      611,924     4.77%                149,562      121,311      4.87%
                                                    ----------    ---------                       ----------    ---------

Financial Institutions
American Express Company                   2,000        64,631       71,380                  420      13,569       14,990
Bank of America Corporation                1,720        95,226      108,274                  340      18,963       21,403
Citigroup, Inc.                            7,004       238,587      353,562                1,436      49,047       72,489
Federal Home Loan Mtg. Corporation         3,150       189,615      206,010                  690      42,385       45,126
Goldman Sachs Group, Inc. (The)            1,830       135,320      169,732                  320      23,645       29,680
Mellon Financial Corporation               2,840        93,600      106,841                  670      22,286       25,205
Merrill Lynch & Co., Inc.                  2,550       121,219      132,906                  530      24,817       27,624
Morgan Stanley Dean Witter & Co.           1,320        75,984       73,841                  220      12,671       12,307
                                                    ----------    ---------                       ----------    ---------
                                                     1,014,182    1,222,546     9.54%                207,383      248,824      9.98%
                                                    ----------    ---------                       ----------    ---------

Insurance
ACE Limited                                3,250        90,787      130,487                  670      20,464       26,901
AFLAC, Inc.                                2,780        88,340       68,277                  570      18,051       13,999
American International Group, Inc.         4,122       278,622      327,287                  887      59,726       70,428
MetLife, Inc.                              4,670       136,312      147,946                  850      24,845       26,928
St. Paul Companies, Inc. (The)             4,250       197,984      186,873                  990      46,275       43,530
UnumProvident Corporation                  2,380        63,990       63,094                1,100      30,163       29,161
XL Capital Ltd.                            1,320       121,391      120,595                  240      21,921       21,926
                                                    ----------    ---------                       ----------    ---------
                                                       977,426    1,044,559     8.15%                221,445      232,873      9.35%
                                                    ----------    ---------                       ----------    ---------

Lodging
Starwood Hotels & Resorts Worldwide, Inc.  1,220        33,275       36,417     0.28%        130       3,585        3,881      0.16%
                                                    ----------    ---------                       ----------    ---------

Manufacturing
Danaher Corporation                        2,440       128,063      147,156                  530      28,257       31,964
Minnesota Mining & Manufacturing Co.       1,320       125,100      156,037                  220      20,820       26,006
                                                    ----------    ---------                       ----------    ---------
                                                       253,163      303,193     2.37%                 49,077       57,970      2.33%
                                                    ----------    ---------                       ----------    ---------


Medical & Health Products
Abbott Laboratories                        4,310       225,785      240,282                  950      49,782       52,962
Allergan, Inc.                             1,020        78,415       76,551                  200      15,396       15,010
American Home Products Corporation         4,730       263,192      290,233                1,010      55,376       61,974
Eli Lilly and Company                      2,130       166,080      167,290                  390      30,127       30,631
Genentech, Inc.  *                           610        33,159       33,092                  110       5,991        5,968
Genzyme Corporation  *                     2,220       126,850      132,889                  430      24,682       25,740
Guidant Corporation  *                     1,850        71,540       92,130                  350      13,475       17,430
Healthsouth Corporation  *                 4,400        62,267       65,208                  850      12,040       12,597
IMS Health, Inc.                           3,240        83,891       63,212                  650      16,625       12,682
Pfizer, Inc.                               6,790       291,052      270,581                  380      15,776       15,143
Schering-Plough Corporation                3,450       139,249      123,545                  690      27,717       24,709
                                                    ----------    ---------                       ----------    ---------
                                                     1,541,480    1,555,013    12.13%                266,987      274,846     11.03%
                                                    ----------    ---------                       ----------    ---------

Semiconductor Equipment
QLogic Corporation  *                      1,490        70,935       66,320     0.52%        240      10,544       10,682      0.43%
                                                    ----------    ---------                       ----------    ---------

Semiconductors
Maxim Integrated Products, Inc.  *         1,310        69,230       68,788                  210      11,088       11,027
Micron Technology, Inc.  *                 3,150       127,885       97,650                  660      26,361       20,460
Motorola, Inc.                             2,060        36,147       30,941                  180       3,098        2,704
STMicroelectronics N.V.                    4,460       134,644      141,248                  710      22,158       22,486
Texas Instruments, Inc.                    7,000       189,893      196,000                1,370      37,835       38,360
                                                    ----------    ---------                       ----------    ---------
                                                       557,799      534,627     4.17%                100,540       95,037      3.81%
                                                    ----------    ---------                       ----------    ---------


See accompanying notes to financial statements.

December 31, 2001

                                                   Series Q (Qualified)                             Series N (Non-Qualified)
                                                   --------------------                             ------------------------
                                        Number                                 % of      Number                             % of
                                          Of                      Market       Net         Of                    Market      Net
                                        Shares       Cost         Value       Assets     Shares      Cost        Value      Assets
                                        ------       ----         ------      ------     ------      ----        ------     ------
Stores
Costco Wholesale Corporation  *          3,960    $  169,818    $ 175,745                  820    $  35,168    $  36,392
Kohl's Corporation  *                      600        32,829       42,264                  110        6,183        7,748
Sears, Roebuck and Co.                     710        31,190       33,824                  110        4,849        5,240
Target Corporation                       3,630       130,070      149,011                  760       27,230       31,198
                                                 -----------  -----------                        ----------   ----------
                                                     363,907      400,844      3.13%                 73,430       80,578     3.23%
                                                 -----------  -----------                        ----------   ----------

Supermarkets
Kroger Company  *                        2,560        55,936       53,427      0.42%       580       12,698       12,105     0.49%
                                                 -----------  -----------                        ----------   ----------

Telecommunications
American Tower Corporation
 Class A  *                              6,270       227,291       59,377                1,400       48,305       13,258
Amdocs Limited  *                        2,340        68,835       79,490                  440       13,031       14,947
AT&T Wireless Services, Inc.  *         10,450       170,461      150,167                2,230       36,278       32,045
EchoStar Communications Corp.,
 Cl. A *                                 7,480       361,035      205,476                1,120       52,020       30,766
Nokia Corporation - ADR                  6,290       137,874      154,294                1,130       22,825       27,719
QUALCOMM, Inc.  *                        3,820       209,537      192,910                  740       40,950       37,370
Qwest Communications                     7,050       258,784       99,617                1,450       49,028       20,488
International  *
Song Networks Holding AB - ADR  *        4,810       109,986        3,944                1,070       23,090          877
Sprint Corporation *                     4,440        94,042      108,380                  960       19,895       23,434
Vodafone Group PLC                       5,529       175,293      141,985                1,128       34,673       28,967
                                                 -----------  -----------                        ----------   ----------
                                                   1,813,138    1,195,640      9.33%                340,095      229,871     9.22%
                                                 -----------  -----------                        ----------   ----------


Transportation
Harley-Davidson, Inc.                    1,570        52,880       85,267      0.67%       440       13,668       23,896     0.96%
                                                 -----------  -----------                        ----------   ----------

Utilities
AES Corporation  *                       6,630       257,498      108,400                1,540       59,914       25,179
Calpine Corporation  *                   2,900       114,604       48,691                  560       21,997        9,402
                                                 -----------  -----------                        ----------   ----------
                                                     372,102      157,091      1.23%                 81,911       34,581     1.39%
                                                 -----------  -----------                        ----------   ----------
Total Common Stocks                               12,960,689   12,489,028     97.45%              2,548,334    2,456,774    98.58%
                                                 -----------  -----------                        ----------   ----------

Short-Term Investment

Federal Home Loan Mtg. Corporation
  1.49% due 01/02/02                                 960,920      960,920      7.50%                225,981      225,981     9.07%
                                                 -----------  -----------                        ----------   ----------


Total Investments                                $13,921,609   13,449,948    104.95%             $2,774,315    2,682,755   107.65%
                                                 ===========  -----------                        ==========  -----------

Other Assets Less Liabilities                                    (634,043)    (4.95%)                           (190,590)   (7.65%)
                                                              -----------                                    -----------


Total Net Assets                                              $12,815,905    100.00%                          $2,492,165   100.00%
                                                              ===========                                     ==========



*  Non-income producing security.

See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios

                                                                                     Years Ended December 31,
                                                                            2001      2000       1999       1998       1997
                                                                            ----      ----       ----       ----       ----
PER UNIT DATA (a)

Series Q (Qualified)

Investment income                                                       $ 0.094     $ 0.117    $ 0.094     $0.116    $ 0.177
Expenses                                                                  0.226       0.374      0.277      0.202      0.159
                                                                        -------     -------    -------    -------    -------

Net investment income (loss)                                             (0.132)     (0.257)    (0.183)    (0.086)     0.018
Net realized and unrealized gains (losses) on investments                (4.577)     (1.398)     5.280      3.836      2.723
                                                                        -------     -------    -------    -------    -------

Net increase (decrease) in net asset value                               (4.709)     (1.655)     5.097      3.750      2.741
Accumulation unit net asset value:
    Beginning of year                                                    18.566      20.221     15.124     11.374      8.633
                                                                        -------     -------    -------    -------    -------
    End of year                                                         $13.857     $18.566    $20.221    $15.124    $11.374
                                                                        =======     =======    =======    =======    =======


Series N (Non-qualified)

Investment income                                                      $  0.090    $  0.094   $  0.083     $0.096     $0.135
Expenses                                                                  0.251       0.397      0.296      0.212      0.166
                                                                        -------     -------    -------    -------    -------

Net investment loss                                                      (0.161)     (0.303)    (0.213)    (0.116)    (0.031)
Net realized and unrealized gains (losses) on investments                (5.177)     (1.498)     5.894      3.891      2.660
                                                                        -------     -------    -------    -------    -------

Net increase (decrease) in net asset value                               (5.338)     (1.801)     5.681      3.775      2.629
Accumulation unit net asset value:
    Beginning of year                                                    19.013      20.814     15.133     11.358      8.729
                                                                        -------     -------    -------    -------    -------
    End of year                                                         $13.675     $19.013    $20.814    $15.133    $11.358
                                                                        =======     =======    =======    =======    =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                     Years Ended December 31,
                                                                            2001      2000       1999       1998       1997
                                                                            ----      ----       ----       ----       ----
RATIOS

Series Q (Qualified)

Operating expenses to average accumulation fund balance                   1.55%       1.57%      1.56%      1.57%      1.59%
Net investment income (loss) to average accumulation fund balance        (0.90%)     (1.08%)    (1.03%)    (0.67%)     0.18%
Portfolio turnover rate                                                     79%        102%        98%       143%       130%
Accumulation units outstanding at the end of the year
    (in thousands)                                                         925       1,187      1,385      1,715      1,887

Series N (Non-qualified)

Operating expenses to average accumulation fund balance                   1.70%       1.64%      1.62%      1.63%      1.67%
Net investment income (loss) to average accumulation fund balance        (1.09%)     (1.25%)    (1.16%)    (0.90%)    (0.31%)
Portfolio turnover rate                                                     78%        101%       103%       143%       139%
Accumulation units outstanding at the end of the year
    (in thousands)                                                         182         263        342        475        530



See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios (continued)

                                                                                     Years Ended December 31,
                                                                           1996      1995       1994       1993       1992
                                                                           ----      ----       ----       ----       ----
PER UNIT DATA (a)

Series Q (Qualified)

Investment income                                                        $0.153      $0.119     $0.081     $0.054     $0.068
Expenses                                                                  0.133       0.096      0.073      0.079      0.076
                                                                         ------      ------     ------     ------     ------

Net investment income (loss)                                              0.020       0.023      0.008     (0.025)    (0.008)
Net realized and unrealized gains (losses) on investments                 1.551       1.711     (0.020)     0.291      0.159
                                                                         ------      ------     ------     ------     ------

Net increase (decrease) in net asset value                                1.571       1.734     (0.012)     0.266      0.151
Accumulation unit net asset value:
    Beginning of year                                                     7.062       5.328      5.340      5.074      4.923
                                                                         ------      ------     ------     ------     ------
    End of year                                                          $8.633      $7.062     $5.328     $5.340     $5.074
                                                                         ======      ======     ======     ======     ======


Series N (Non-qualified)

Investment income                                                        $0.137      $0.117     $0.099     $0.055     $0.071
Expenses                                                                  0.134       0.109      0.102      0.092      0.094
                                                                         ------      ------     ------     ------     ------

Net investment income (loss)                                              0.003       0.008     (0.003)    (0.037)    (0.023)
Net realized and unrealized gains (losses) on investments                 1.459       1.769     (0.023)     0.318      0.194
                                                                         ------      ------     ------     ------     ------

Net increase (decrease) in net asset value                                1.462       1.777     (0.026)     0.281      0.171
Accumulation unit net asset value:
    Beginning of year                                                     7.267       5.490      5.516      5.235      5.064
                                                                         ------      ------     ------     ------     ------
    End of year                                                          $8.729      $7.267     $5.490     $5.516     $5.235
                                                                         ======      ======     ======     ======     ======


(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                                     Years Ended December 31,
                                                                            1996      1995       1994       1993       1992
                                                                            ----      ----       ----       ----       ----

RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance                   1.57%       1.55%      1.55%      1.56%      1.56%
Net investment income (loss) to average accumulation fund balance         0.24%       0.38%      0.17%     (0.50%)    (0.17%)
Portfolio turnover rate                                                     78%         64%        64%        59%        61%
Accumulation units outstanding at the end of the year
    (in thousands)                                                       2,093       5,491      5,597      5,700      5,753

Series N (Non-qualified)

Operating expenses to average accumulation fund balance                   1.69%       1.71%      1.73%      1.73%      1.74%
Net investment income (loss) to average accumulation fund balance         0.04%       0.13%     (0.05%)    (0.69%)    (0.42%)
Portfolio turnover rate                                                     94%         67%        62%        62%        66%
Accumulation units outstanding at the end of the year
    (in thousands)                                                         566         586        604        640        662



See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2001

1.       Organization

         The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable") and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.       Accounting policies

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

         Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2001, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

         The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

         Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.       Investment advisor

         Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

         Certain administrative services of the Fund are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.       Investment sub-advisor

         Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

December 31, 2001

5.       Federal income taxes

         The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.       Security transactions

         The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                      Series Q (Qualified)                  Series N (Non-qualified)
                                      --------------------                  ------------------------
                                  Purchases             Sales              Purchases           Sales
                                  ---------             -----              ---------           -----

         December 31, 2001        $12,300,858         $16,774,915          $2,679,997       $4,242,101
         December 31, 2000        $26,772,134         $31,196,097          $6,625,747       $8,148,556

         At December 31, 2001, net unrealized depreciation of investments in Series Q, amounting to $471,661, consisted of unrealized gains of $1,338,073 and unrealized losses of $1,809,734, net unrealized depreciation of investment in Series N, amounting to $91,560, consisted of unrealized gains of $270,025 and unrealized losses of $361,585.

7.       Accumulation units

         The change in the number of accumulation units outstanding were as follows:

                                                                               Series Q (Qualified)

                                                                       2001         2000           1999
                                                                       ----         ----           ----
         Units outstanding at beginning of year                      1,186,884     1,384,747      1,715,402
         Units credited to contracts:
              Net purchase payments                                        929         2,256          2,667
         Units withdrawn from contracts:
              Annuity payments                                          28,522        27,317         33,671
              Terminations and withdrawals                             234,431       172,802        317,549
                                                                     ---------     ---------      ---------
              Net units withdrawn                                      262,953       200,119        351,220
                                                                     ---------     ---------      ---------
         Contract units withdrawn in excess of units credited         (262,024)     (197,863)      (348,553)
         Other increases                                                    -              -         17,898
                                                                     ---------     ---------      ---------
         Net decrease in units                                        (262,024)     (197,863)      (330,655)
                                                                     ---------     ---------      ---------
         Units outstanding at end of year                              924,860     1,186,884      1,384,747
                                                                     =========     =========      =========

December 31. 2001


                                                                         Series N (Non-qualified)
                                                                         ------------------------
                                                                      2001          2000        1999
                                                                      ----          ----        ----

         Units outstanding at beginning of year                      263,120      341,729     474,699
         Units credited to contracts:
              Net purchase payments                                       12           44         360
         Units withdrawn from contracts:
              Annuity payments                                        15,115       15,881      16,231
              Terminations and withdrawals                            65,770       62,772     129,499
                                                                     -------      -------    --------
              Net units withdrawn                                     80,885       78,653     145,730
                                                                     -------      -------    --------
         Contract units withdrawn in excess of units credited        (80,873)     (78,609)   (145,370)
         Other increases                                                  -             -      12,400
                                                                     -------      -------    --------
         Net decrease in units                                       (80,873)     (78,609)   (132,970)
                                                                     -------      -------    --------
         Units outstanding at end of year                            182,247      263,120     341,729
                                                                     =======      =======    ========